Income tax - Current and deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Current tax for the year	$ 70	$ 73	$ 60
Adjustments in respect of prior years	7	11	1
Total current tax	77	84	61
Deferred tax:
Deferred tax for the year	(31)	(58)	(133)
Adjustments in respect of prior years	(2)	(8)	(5)
Total deferred tax	(33)	(66)	(138)
Income tax charge/(credit)	$ 44	$ 18	$ (77)